INCOME TAXES (Components of income (loss) before income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Income (loss) before income tax expenses	$ 50,508	$ 5,992	$ (5,704)
Netherlands [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	(3,070)	469	(11,508)
Subsidiaries outside of the Netherlands [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	$ 53,578	$ 5,523	$ 5,804